Other (Income) Expense, Net - Other Expense (Income), Net (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Facility	Dec. 31, 2014 USD ($)
Component of Operating Other Cost and Expense [Abstract]
Percentage interest in joint venture	76.00%
North America [Member]
Component of Operating Other Cost and Expense [Abstract]
Number of facilities contributed to joint venture | Facility	2
Percentage interest in joint venture	49.00%
Cash proceeds of joint venture	$ 118
Consideration paid	160
Gain from joint venture arrangement	136
Gain from joint venture arrangement, after tax	80
Europe [Member]
Component of Operating Other Cost and Expense [Abstract]
Gain from joint venture arrangement	57
Restructuring charges	27	$ 46
Restructuring charges, after tax	27	$ 41
Proceeds from sale of battery pack business	120
Gain on disposal of battery pack business, after tax	$ 42